Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
Schedule of Other Current Assets	Other current assets:
	December 31
	2024	2023
Prepaid expenses	$2,370	$1,532
Other	2,043	513
	$4,413	$2,045

Schedule of Other Current Liabilities	Other current liabilities:
Institutions	$124	$214
Accrued interest	1,572	-
Warranty liability	807	234
Other	1,417	-
	$3,920	$448

Schedule of Financial Expense Net	Financial expense, net:
	Year ended December 31
	2024	2023
Change in fair value of marketable securities measured at fair value	1,287	$(1,655)
Change in fair value of warrants and financial liabilities measured at fair value	(9,837)	(31,820)
Interest expense on loans	(11,519)	(13,493)
Foreign exchange loss, net	(2,383)	733
Other, net	138	(887)
Total financial income (expense), net	(22,314)	$(47,122)